POSTRETIREMENT BENEFITS - PENSION (United States Pension Plan Asset Level 3 Rollforward) (Details) (U.S. [Member], Level 3 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013		Aug. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 193		$ 150
Purchases	20		44
Sales	(18)		(21)
Realized/Unrealized Gains	12		12
Net transfers into Level 3			8	[1]
Ending Balance	207		193
Net Unrealized Gains (Losses) Still Held Included in Earnings	16	[2]	4	[2]
Private Equity Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	73		68
Purchases	13		11
Sales	(17)		(13)
Realized/Unrealized Gains	8		7
Net transfers into Level 3			0	[1]
Ending Balance	77		73
Net Unrealized Gains (Losses) Still Held Included in Earnings	11	[2]	7	[2]
Partnership and Joint Venture Interests [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	32		38
Purchases	0		0
Sales	0		(8)
Realized/Unrealized Gains	0		2
Net transfers into Level 3			0	[1]
Ending Balance	32		32
Net Unrealized Gains (Losses) Still Held Included in Earnings	1	[2]	(6)	[2]
Real Estate Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	80		44
Purchases	7		33
Sales	(1)		0
Realized/Unrealized Gains	4		3
Net transfers into Level 3			0	[1]
Ending Balance	90		80
Net Unrealized Gains (Losses) Still Held Included in Earnings	4	[2]	3	[2]
Mortgage Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	8		0
Purchases	0		0
Sales	0		0
Realized/Unrealized Gains	0		0
Net transfers into Level 3			8	[1]
Ending Balance	8		8
Net Unrealized Gains (Losses) Still Held Included in Earnings	$ 0	[2]	$ 0	[2]

[1]	The Mortgage-Backed securities were reclassified from Level 2 to Level 3 investments as of Aug. 31, 2012.
[2]	Represents the amount of total gains or losses for the period attributable to change in unrealized gains (losses) relating to assets and liabilities classified as Level 3 that are still held at Aug. 31, 2012 and 2013.